Litigation - Contingent liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Tax litigation
Contingent liabilities
Contingent liabilities	$ 8,840	$ 7,636
Tax litigation | Valepar S.A
Contingent liabilities
Contingent liabilities		193
Civil litigation
Contingent liabilities
Contingent liabilities	1,623	1,515
Labor litigation
Contingent liabilities
Contingent liabilities	1,952	2,419
Environmental litigation
Contingent liabilities
Contingent liabilities	2,190	1,882
Administrative and judicial claims
Contingent liabilities
Contingent liabilities	$ 14,605	$ 13,452